Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities	Sep. 30, 2023 USD ($)
Within one year [Member]
Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 3,104,456
Convertible promissory note to be settled with ordinary shares	7,207,000
Convertible loans	74,158
Lease liabilities	474,011
Intellectual property acquisition liability - related party	400,854
Total	11,260,479
More than one year [Member]
Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships	971,916
Lease liabilities	923,705
Intellectual property acquisition liability - related party	796,664
Total	2,692,285
More than five years [Member]
Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships
Lease liabilities	504,663
Intellectual property acquisition liability - related party
Total	$ 504,663